Unaudited Interim Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 13,643	$ 9,706
Due from related parties (Notes 1 and 5)	239
Inventories (Note 7)	390
Advances to various creditors	41	38
Prepayments and other (Note 8)	596	518
Total current assets	14,909	10,262
FIXED ASSETS:
Advances for vessels acquisitions / under construction (Note 4)	22,301	14,400
Vessels, net (Note 8)	38,919
Other fixed assets, net	1,403	1,467
Total fixed assets	62,623	15,867
OTHER NON CURRENT ASSETS:
Restricted cash (Note 17)	1,294	1,739
Total assets	78,826	27,868
CURRENT LIABILITIES:
Current portion of long-term debt (Note 9)	1,386
Current portion of financial instruments (Note 17)	1,134	1,135
Due to related parties (Notes 1 and 5)	597	807
Accounts payable	2,007	2,082
Accrued liabilities	5,272	4,581
Total current liabilities	10,396	8,605
NON-CURRENT LIABILITIES:
Long-term debt (Note 9)	18,549
Financial instruments (Note 17)	7,157	562
Other non-current liabilities (Note 18)	3,506	3,906
Total non-current liabilities	29,212	4,468
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; none issued
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 2,469,648, and 18,969,989 shares issued and outstanding at December 31, 2013 and June 30, 2014 (Note 11)	190	25
Additional paid-in capital	318,126	293,453
Accumulated deficit	(279,098)	(278,683)
Total stockholders' equity	39,218	14,795
Total liabilities and stockholders' equity	78,826	27,868
Total liabilities	$ 39,608	$ 13,073